MARKMAN
                                   MULTIFUNDS

May 4, 2007

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re: Markman MultiFund Trust
    File No. 33-85182

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Markman MultiFund Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 19) has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary

Investment Advisor                      Shareholder Services
Markman Capital Management, Inc.        c/o Integrated Investment Services, Inc.
6600 France Avenue South, Suite 565     P.O. Box 5354
Minneapolis, Minnesota 55435            Cincinnati, Ohio 45201
Telephone: 952-920-4848                 Toll-free: 800-707-2771
Toll-free: 800-395-4848